SCHEDULE OF ADVANCE FROM CUSTOMERS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Advance From Customers Schedule Of Advance From Customers 1	$ 16,126,894
Advance From Customers Schedule Of Advance From Customers 2	$ 19,269,063